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10047523

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Bank of America

3. Class of New Derivative Securities Product:
Index-Linked Note

4. Name of Underlying Instrument:

DWMT: Dow Jones Industrial Average; MBL: Dow Jones Industrial Average; MFY: Baby Boomer Consumption Index; MGJ: S&P 500 Index; MHW: Dow Jones Industrial Average; MKF: S&P 500 Index; MLA: S&P 500 Index; MLV: Value 30 Index; MMF: Dow Jones Industrial Average; MMY: S&P 500 Index; MPD: S&P 500 Index; MPE: S&P 500 INDEX; MSC: Dow Jones Industrial Average; MSS: Select 10 Index; MVI: Value 30 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DWMT, MBL, MFY, MGJ, MHW, MKF, MLA, MLV, MMF, MMY, MPD, MPE, MSC, MSS, MVI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

DWMT: AMEX, ARCA, NASDAQ, NYSE; MBL: AMEX, ARCA, NYSE, NASDAQ; MFY: AMEX, ARCA, NASDAQ, NYSE; MGJ: AMEX, ARCA, NASDAQ, NYSE; MHW: AMEX, ARCA, NYSE, NASDAQ; MKF: AMEX, ARCA, NYSE, NASDAQ; MLA: AMEX, ARCA, NYSE, NASDAQ; MLV: AMEX, ARCA, NASDAQ, NYSE; MMF: AMEX, ARCA, NYSE, NASDAQ; MMY: AMEX, ARCA, NYSE, NASDAQ; MPD: AMEX, ARCA, NYSE, NASDAQ; MPE: AMEX, ARCA, NASDAQ, NYSE; MSC: AMEX, ARCA, NYSE, NASDAQ; MSS: AMEX, ARCA, NASDAQ, NYSE; MVI: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010